Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Preferred Stock—2.7%
Health Care—2.7%
Grifols SA (Preference Shares), Class B, 0.000% (Spain)	10,340	$195
Total Preferred Stock (Identified Cost $175)		195

Common Stocks—94.9%
Communication Services—3.5%
Cellnex Telecom SA 144A (Spain)(1)	2,301	138
CTS Eventim AG & Co. KGaA (Germany)(2)	1,794	119
		257

Consumer Discretionary—15.8%
adidas AG (Germany)(2)	423	154
Booking Holdings, Inc. (Netherlands)(2)	60	134
Cie Financiere Richemont SA (Switzerland)	399	36
EssilorLuxottica SA (France)	1,071	167
Ferrari NV (Italy)	319	73
Flutter Entertainment plc (Ireland)(2)	1,029	210
La Francaise des Jeux SAEM 144A (France)(1)	2,263	103
LVMH Moet Hennessy Louis Vuitton SE (France)	212	132
Prosus NV (Netherlands)(2)	1,314	142
		1,151

Consumer Staples—19.9%
Anheuser-Busch InBev NV (Belgium)	2,098	146
Diageo plc (United Kingdom)	3,605	142
Heineken NV (Netherlands)	1,295	144
L’Oreal SA (France)	206	78
Nestle S.A. Registered Shares (Switzerland)	2,942	347
Pernod Ricard SA (France)	558	107
Philip Morris International, Inc. (United States)	2,043	169
Unilever plc (United Kingdom)	5,101	309
		1,442

Financials—6.6%
Groupe Bruxelles Lambert SA (Belgium)	1,371	138
KBC Group NV (Belgium)(2)	776	54
London Stock Exchange Group plc (United Kingdom)	1,972	243
UBS Group AG Registered Shares (Switzerland)	2,946	42
		477

Health Care—10.7%
Alcon, Inc. (Switzerland)(2)	3,064	204
Eurofins Scientific SE (Luxembourg)(2)	1,931	162
Lonza Group AG Registered Shares (Switzerland)	187	120
Medtronic plc (United States)	1,883	220
Sartorius Stedim Biotech (France)	208	74
		780

Industrials—21.5%
Ashtead Group plc (United Kingdom)	3,878	182
DCC plc (Ireland)	1,062	75
Experian plc (Ireland)	2,595	99
IHS Markit Ltd. (United States)	1,237	111
	Shares	Value

Industrials—continued
IMCD NV (Netherlands)	904	$115
RELX plc (United Kingdom)	4,194	103
Rentokil Initial plc (United Kingdom)(2)	25,838	180
Safran SA (France)(2)	996	141
Teleperformance (France)	688	228
Vinci SA (France)	1,368	136
Wolters Kluwer NV (Netherlands)	2,260	191
		1,561

Information Technology—10.2%
Accenture plc Class A (United States)	1,115	291
Adyen NV (Netherlands)(2)	54	126
Amadeus IT Group SA (Spain)	2,037	148
Halma plc (United Kingdom)	2,060	69
SAP SE (Germany)	839	110
		744

Materials—5.0%
Air Liquide SA (France)	1,059	174
Sika AG Registered Shares (Switzerland)	681	186
		360

Utilities—1.7%
Energias de Portugal SA (Portugal)	19,979	126
Total Common Stocks (Identified Cost $4,721)		6,898

Total Long-Term Investments—97.6% (Identified Cost $4,896)		7,093

TOTAL INVESTMENTS—97.6% (Identified Cost $4,896)		$7,093
Other assets and liabilities, net—2.4%		176
NET ASSETS—100.0%		$7,269

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $241 or 3.3% of net assets.
(2)	Non-income producing.

Country Weightings†
France	18%
United Kingdom	16
Switzerland	15
Netherlands	13
United States	11
Spain	7
Ireland	5
Other	15
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,898	$6,898
Preferred Stock	195	195
Total Investments	$7,093	$7,093
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3